AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.8%
Information Technology – 15.3%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$707,615

Electronic Equipment, Instruments & Components – 0.5%
CDW Corp./DE	20,234	3,816,942

IT Services – 2.5%
Genpact Ltd.	21,759	1,003,308
PayPal Holdings, Inc.(a)	37,084	2,907,756
Visa, Inc. - Class A	62,787	13,624,779

		17,535,843

Semiconductors & Semiconductor Equipment – 2.6%
Advanced Micro Devices, Inc.(a)	4,089	317,429
Analog Devices, Inc.	5,100	876,741
KLA Corp.	5,270	2,071,900
Micron Technology, Inc.	13,989	806,466
NVIDIA Corp.	30,472	5,156,777
NXP Semiconductors NV	21,441	3,770,185
QUALCOMM, Inc.	29,459	3,726,269
Texas Instruments, Inc.	8,454	1,525,609

		18,251,376

Software – 6.8%
Adobe, Inc.(a)	10,775	3,716,621
Autodesk, Inc.(a)	11,903	2,403,811
Microsoft Corp.	109,039	27,820,210
NortonLifeLock, Inc.	190,908	4,383,248
Oracle Corp.	95,384	7,919,734
ServiceNow, Inc.(a)	4,631	1,927,885

		48,171,509

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	123,767	18,321,229
Western Digital Corp.(a)	36,534	1,342,624

		19,663,853

		108,147,138

Health Care – 9.0%
Biotechnology – 1.4%
Gilead Sciences, Inc.	412	36,186
Regeneron Pharmaceuticals, Inc.(a)	3,505	2,634,709
Vertex Pharmaceuticals, Inc.(a)	21,755	6,883,282

		9,554,177

Health Care Equipment & Supplies – 1.6%
Align Technology, Inc.(a)	5,098	1,002,573
Edwards Lifesciences Corp.(a)	45,491	3,514,180
Intuitive Surgical, Inc.(a)	2,352	635,957
Medtronic PLC	70,556	5,576,746
Zimmer Biomet Holdings, Inc.	6,717	806,712

		11,536,168

Company	Shares	U.S. $ Value

Health Care Providers & Services – 3.3%
Elevance Health, Inc.	13,112	$6,987,647
UnitedHealth Group, Inc.	29,088	15,933,243

		22,920,890

Life Sciences Tools & Services – 0.6%
IQVIA Holdings, Inc.(a)	20,468	4,462,433

Pharmaceuticals – 2.1%
Johnson & Johnson	15,937	2,836,786
Merck & Co., Inc.	10,156	1,118,379
Organon & Co.	1,015	26,410
Pfizer, Inc.	8,730	437,635
Roche Holding AG (Sponsored ADR)	160,588	6,571,261
Viatris, Inc.	779	8,592
Zoetis, Inc.	25,494	3,929,645

		14,928,708

		63,402,376

Financials – 6.9%
Banks – 3.0%
Bank of America Corp.	220,137	8,332,185
JPMorgan Chase & Co.	7,890	1,090,240
PNC Financial Services Group, Inc. (The)	19,148	3,221,843
Wells Fargo & Co.	183,945	8,820,163

		21,464,431

Capital Markets – 2.5%
Charles Schwab Corp. (The)	42,741	3,527,842
Goldman Sachs Group, Inc. (The)	22,032	8,507,657
LPL Financial Holdings, Inc.	21,016	4,974,697
S&P Global, Inc.	957	337,630

		17,347,826

Insurance – 1.4%
Progressive Corp. (The)	37,894	5,007,692
Willis Towers Watson PLC	18,936	4,661,286

		9,668,978

		48,481,235

Consumer Discretionary – 5.6%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (The)(a)	121,686	1,365,317
Magna International, Inc. - Class A (United States)	4,191	258,124

		1,623,441

Automobiles – 0.3%
Stellantis NV	127,208	1,986,989

Hotels, Restaurants & Leisure – 0.6%
Booking Holdings, Inc.(a)	1,611	3,349,994
Starbucks Corp.	8,298	848,055

		4,198,049

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc.(a)	113,058	$10,914,620
Etsy, Inc.(a)	1,692	223,496

		11,138,116

Specialty Retail – 2.2%
AutoZone, Inc.(a)	2,336	6,024,544
Home Depot, Inc. (The)	29,596	9,588,808

		15,613,352

Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc. - Class B	47,114	5,167,935

		39,727,882

Communication Services – 5.3%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	145,918	5,346,435

Entertainment – 0.7%
Electronic Arts, Inc.	1,749	228,734
Walt Disney Co. (The)(a)	45,057	4,409,729

		4,638,463

Interactive Media & Services – 3.0%
Alphabet, Inc. - Class A(a)	12,280	1,240,157
Alphabet, Inc. - Class C(a)	151,620	15,381,849
Meta Platforms, Inc. - Class A(a)	38,494	4,546,142

		21,168,148

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.(a)	39,055	5,915,270

		37,068,316

Industrials – 5.1%
Aerospace & Defense – 0.9%
Raytheon Technologies Corp.	67,748	6,688,083

Building Products – 0.4%
Otis Worldwide Corp.	36,388	2,841,539

Construction & Engineering – 0.8%
AECOM	66,087	5,617,395

Electrical Equipment – 1.1%
Eaton Corp. PLC	32,989	5,392,052
Regal Rexnord Corp.	19,008	2,492,139

		7,884,191

Machinery – 0.1%
Ingersoll Rand, Inc.	10,221	551,627

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	20,495	2,180,668
Robert Half International, Inc.	13,388	1,054,707

		3,235,375

Company	Shares	U.S. $ Value

Road & Rail – 1.3%
CSX Corp.	161,298	$5,272,831
Knight-Swift Transportation Holdings, Inc.	61,662	3,417,925
Norfolk Southern Corp.	3,002	770,013

		9,460,769

		36,278,979

Consumer Staples – 3.3%
Beverages – 1.0%
Coca-Cola Co. (The)	65,065	4,138,785
Constellation Brands, Inc. - Class A	10,435	2,685,447

		6,824,232

Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	7,999	4,313,461
Walmart, Inc.	46,273	7,052,930

		11,366,391

Household Products – 0.7%
Procter & Gamble Co. (The)	34,119	5,089,190

		23,279,813

Energy – 2.2%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	115,842	3,361,735

Oil, Gas & Consumable Fuels – 1.7%
Chevron Corp.	26,222	4,806,755
EOG Resources, Inc.	49,061	6,963,227

		11,769,982

		15,131,717

Utilities – 1.2%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	53,822	5,209,970
Edison International	4,800	319,968
NextEra Energy, Inc.	37,269	3,156,684

		8,686,622

Real Estate – 1.0%
Equity Real Estate Investment Trusts (REITs) – 1.0%
American Tower Corp.	11,596	2,565,615
Mid-America Apartment Communities, Inc.	14,408	2,375,591
Prologis, Inc.	15,294	1,801,480

		6,742,686

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	35,820

		6,778,506

Materials – 0.9%
Chemicals – 0.9%
Linde PLC	13,474	4,533,731
LyondellBasell Industries NV - Class A	18,088	1,537,661
Westlake Corp.	1,866	200,875

		6,272,267

Total Common Stocks (cost $218,906,559)		393,254,851

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 43.5%
Funds and Investment Trusts – 43.5%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,710,828	$17,142,492
AB Discovery Value Fund - Class Z	1,049,928	23,077,422
AB International Small Cap Portfolio - Class Z	3,561,321	37,073,353
Bernstein International Strategic Equities Portfolio - Class Z	17,558,302	196,828,570
Bernstein Small Cap Core Portfolio - Class Z	1,195,188	15,848,189
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	685,861	16,892,746

Total Investment Companies (cost $331,081,884)		306,862,772

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(b) (c) (d) (cost $6,103,924)	6,103,924	6,103,924

Total Investments – 100.1% (cost $556,092,367)(e)		706,221,547
Other assets less liabilities – (0.1)%		(1,056,210)

Net Assets – 100.0%		$705,165,337

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $184,496,976 and gross unrealized depreciation of investments was $(34,367,796), resulting in net unrealized appreciation of $150,129,180.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$393,254,851	$—	$—	$393,254,851
Investment Companies	306,862,772	—	—	306,862,772
Short-Term Investments	6,103,924	—	—	6,103,924

Total Investments in Securities	706,221,547	—	—	706,221,547
Other Financial Instruments(b)	—	—	—	—

Total	$706,221,547	$—	$—	$706,221,547

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2022 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 11/30/2022 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$17,211	$0	$0	$0	$(69)	$17,142	$0	$0
AB Trust - AB Discovery Value Fund	22,311	0	0	0	766	23,077	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	35,898	0	0	0	1,175	37,073	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	188,928	0	0	0	7,901	196,829	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	15,071	0	0	0	777	15,848	0	0
Government Money Market Portfolio	7,145	20,427	21,468	0	0	6,104	29	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	16,927	0	0	0	(34)	16,893	0	0
Total	$303,491	$20,427	$21,468	$0	$10,516	$312,966	$29	$0